Award Timing Disclosure	12 Months Ended
Dec. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
We maintain our Equity Granting Procedures, which provide that annual equity award grants shall be approved at a regularly scheduled meeting of the Compensation Committee (other than equity awards granted to non-employee directors, which shall be granted immediately following (and on the same day as) the annual meeting of our shareholders, and new hire awards, which may be granted by unanimous written consent) the date on which equity awards are granted shall be on or after the date that the Compensation Committee approves the proposed equity grants and the exercise price for options shall be 100% of the Fair Market Value (as defined in the Stock Plan) of the shares of the Company’s common stock on the grant date. It is the Company’s long-standing practice to grant equity awards, including stock options, when elected by an executive, at the first regularly scheduled Compensation Committee meeting in February each year.

Award Timing Method
We maintain our Equity Granting Procedures, which provide that annual equity award grants shall be approved at a regularly scheduled meeting of the Compensation Committee (other than equity awards granted to non-employee directors, which shall be granted immediately following (and on the same day as) the annual meeting of our shareholders, and new hire awards, which may be granted by unanimous written consent) the date on which equity awards are granted shall be on or after the date that the Compensation Committee approves the proposed equity grants and the exercise price for options shall be 100% of the Fair Market Value (as defined in the Stock Plan) of the shares of the Company’s common stock on the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false